Contingent liabilities	12 Months Ended
Dec. 31, 2021
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Contingent liabilities	Contingent liabilitiesThe Group has no contingent liabilities in respect of legal claims arising in the ordinary course of business. There are no material legal proceedings to which the Company is a party.